A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

July 14, 2008

UNITED STATES SECURITIES AND
     EXCHANGE COMMISSION
DIVISION OF CORPORATE FINANCE
Ann Nguyen Parker, Branch Chief
ATTN:   Carmen Moncada-Terry
100 F Street NW,  Mail Stop 7010
WASHINGTON, D.C. 20549-2000

RE:  Sterling Oil & Gas Company
                    S-1 Post Effective Amendment filed June 27, 2008
                    File No.333-148034
                    Responding to Staff Comments of July 11, 2008

To Whom It May Concern:

          We have set forth your comments of July 11, 2008 below together with our responses and cross references to changes in the registration statement made in response to your comments.   All of our changes are marked.

Post Effective Amendment to Form S-1 filed June 27, 2008   General

COMMENT 1:   We note that you are conducting the offering of shares of common stock concurrently with the offering by the selling shareholder.   Please discuss the measures you are implementing to alert potential purchasers as to the probability that they may be purchasing shares from the selling shareholders and not from you and that their investment may not be directed to fund your operations.

RESPONSE:   We have added the following to the front cover page of the Prospectus:  “The sale in this offering of any of the shares by Selling Shareholders will not result in any proceeds to the Company.  See “Use of Proceeds.”  The new cross reference to the Use of Proceeds section directs the potential investor to the existing (but unmodified) discussion in the Prospectus of the fact that sales by Selling Shareholders do not result in proceeds to the Company.  We have also provided a cross reference on the front cover of the Prospectus to the “Management” section so that potential investors can easily identify those management members offering shares on behalf of the Company.

COMMENT 2:  We note your response to prior comment 1.  Please clarify your disclosure on the cover page and in the Plan of Distribution section to confirm that the officers and directors who are offering your securities are not brokers under the terms of the Rule 3a4-1 of the Exchange Act.

RESPONSE:  In response to this comment, we have inserted the following language in the disclosure on the cover page of the Prospectus and in the Plan of Distribution section “However, the officers and directors of the Company are not “brokers” as defined under the terms of Rule 3a4-1 of the Securities Exchange Act of 1934.”

Exhibit 5.1

COMMENT 3:   We note that your opinion provides that “[b]ased upon our representation of the Company and our review of such legal authorities as we deemed appropriate, we are of the opinion that the Securities will, when issued, be legally issued, fully paid and non-assessable.”  It is unclear whether the opinion covers the shares of common stock already issued to the selling shareholder.   Please obtain a new opinion that covers all the shares of common stock being offered.”

RESPONSE:  The new opinion is attached as Exhibit 5.1 and now includes an additional sentence as follows: “The term ‘Securities’ includes both securities offered by the Company and securities offered by Selling Shareholders” to assure there is no ambiguity about the legality of shares offered by Selling Shareholders.

A new management representation letter is also filed as part of the correspondence filing.

Very truly yours,

STRONG & HANNI, P.C.

/s/   Scott R. Jenkins

Scott R. Jenkins